INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS (LIABILITIES)

The components of net deferred tax assets at December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
(in thousands)	2024	2023
Deferred tax assets:
Net operating losses	$55,899	$52,540
Capitalized research expenses	3,120	3,432
Fixed asset depreciation	477	487
Other	544	697
ASC 842 Right of Use Liability	300	137
Total deferred tax assets	60,340	57,293
Valuation allowance	(60,055)	(57,170)
Deferred tax assets	$285	$123

Deferred tax liabilities:
ASC 842 Right of Use Asset	$(285)	$(123)
Deferred tax liabilities	$(285)	$(123)

Net deferred tax assets	$-	$-

SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023 was as follows:

	Year Ended December 31,
	2024	2023
Tax at federal statutory rate	21%	21%
State tax, net of federal benefit	3	-
Change in valuation allowance	(22)	(17)
Change in warrant valuation	2	1
Net operating loss reduction due to Section 382 limitation	(1)	(1)
Permanent items	(1)	(1)
Deferred adjustments, return to provision	(2)	(3)
Effective income tax rate	-%	-%

SCHEDULE OF RECONCILIATION OF CHANGES IN THE COMPANY’S UNRECOGNIZED TAX BENEFITS

(in thousands)	Federal Tax	State Tax	Total
Balance at December 31, 2022	$4,375	$5,856	$10,231
Increase in tax position during 2023	282	211	493
Balance at December 31, 2023	4,657	6,067	10,724
Return to provision true up	(282)	(211)	(493)
Decrease due to expirations during 2024	(974)	-	(974)
Balance at December 31, 2024	$3,401	$5,856	$9,257